Summary of Detailed Information About Reconciliation of Operating Gain (Loss) to Net Gain (Loss) Explanatory (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	$ 611,118	$ 311,605
Depreciation and amortization	297,557	279,035
Gains (losses) on disposals of non-current assets	24,469	29,926
Loss on asset decommissioning	9,592	0
Foreign exchange	(1,667)	1,278
Finance charges	83,414	87,813
Loss (gain) on investments and other assets	6,810	(12,452)
Gain on acquisition	(25,761)	0
Gain on repurchase of unsecured senior notes	(137)
Income taxes	(23,465)	20,150
Net earnings (loss)	$ 289,244	$ (34,293)